Schedule of other Operating Income and Expenses (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Number shares	Dec. 31, 2020 BRL (R$) Number shares	Dec. 31, 2019 BRL (R$)
IfrsStatementLineItems [Line Items]
Closing Balance	R$ 2,383,059	R$ 3,305,109
Net cash received	1,307,347
Net gain from the transaction	505,844
Fair value adjustment recognized in profit or loss	R$ 385,297	R$ 1,190,489	R$ (136,004)
Ordinary Shares One [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	106,620,851	107,156,651
Equity interest (%)	15.12%	15.19%
Share price | Number	14.51	15.69
Closing Balance	R$ 1,547,069	R$ 1,681,288
Quantity (in shares) | shares	(535,800)
Equity interest (%)	23.57
Net cash received	R$ 12,627
Net gain from the transaction	3,569
Fair value adjustment recognized in profit or loss	R$ (121,593)	R$ 623,652	(168,236)
Preference shares [member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	55,144,456	111,144,456
Equity interest (%)	10.07%	20.29%
Share price | Number	15.16	14.61
Closing Balance	R$ 835,990	R$ 1,623,821
Quantity (in shares) | shares	(56,000,000)
Equity interest (%)	23.12
Net cash received	R$ 1,294,720
Net gain from the transaction	502,275
Fair value adjustment recognized in profit or loss	R$ 506,890	R$ 566,837	32,232
Preference Sharesone [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	2,705,726	2,065,529
Equity interest (%)	11.31%	11.31%
Share price | Number	70.34	28.99
Closing Balance	R$ 190,321	R$ 59,879
Fair value adjustment recognized in profit or loss	109,254	12,579	17,224
Total Shares [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	2,573,380	3,364,988
Net cash received	1,307,347
Net gain from the transaction	505,844
Fair value adjustment recognized in profit or loss	R$ 494,551	R$ 1,203,068	R$ (118,780)